Investment in Associates - Schedule of Dividends Received from Associates and Movements in Investments in Associates (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investments in Associates.
Dividends received		$ 268
Movements In Investments In Associate [Roll Forward]
Balances as of January 1,	$ 9,605
Investment acquisition	338
Initial application of equity method		9,073
Participation in income	(2,794)	532
Totals	$ 7,149	$ 9,605